Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 17,156	$ 11,520	$ 72,680	$ 59,455
Cost of revenue (exclusive of amortization and depreciation shown separately below):
Sales and marketing	3,232	3,640	18,539	34,525
Operations and support	14,610	12,102	65,487	56,634
Technology and product development	4,119	3,839	16,051	24,677
General and administrative	13,949	14,368	51,150	58,800
Depreciation and amortization	3,873	2,482	14,080	10,141
Transaction costs				26,807
Impairment loss on goodwill	0		0	23,269
Total Operating Expenses	41,739	37,815	172,110	240,424
Loss from Operations	(24,583)	(26,295)	(99,430)	(180,969)
Other Income (Expense)
Convertible promissory note and note payable fair value adjustment	(17,381)	2,920	(17,026)	93,029
Warrant liability fair value adjustment	(6)	(11)	266	(31,749)
Interest income (expense), net	(95)	206	481	(14,181)
Other income (expense), net	11,151	210	974	(2,833)
Total Other Income (Expense)	(6,331)	3,325	(15,305)	44,266
Loss before Benefit for Income Taxes	(30,914)	(22,970)	(114,735)	(136,703)
Income Tax Benefit	51	(171)	(789)	(638)
Net Loss	(30,965)	(22,799)	(113,946)	(136,065)
Change in fair value of the convertible instrument liability	(353)		32,247
Foreign Currency Translation (Loss) Gain	(2,311)	821	2,043	(8,387)
Comprehensive Loss	$ (33,629)	$ (21,978)	$ (79,656)	$ (144,452)
Net Loss Per Share Attributable to Stockholders (Note 17):
Basic	$ (0.32)	$ (0.25)	$ (1.23)	$ (5)
Diluted	$ (0.32)	$ (0.25)	$ (1.23)	$ (5)
Weighted average shares outstanding, Basic	96,675,724	92,308,288	92,685	27,222
Weighted average shares outstanding, Diluted	96,675,724	92,308,288	92,685	27,222
Service revenue [Member]
Revenue	$ 16,806	$ 11,199	$ 71,152	$ 58,108
Cost of revenue (exclusive of amortization and depreciation shown separately below):
Cost of revenue	1,916	1,345	6,660	5,445
Lease revenue [Member]
Revenue	350	321	1,528	1,347
Cost of revenue (exclusive of amortization and depreciation shown separately below):
Cost of revenue	$ 40	$ 39	$ 143	$ 126